SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of fixed assets useful lives

Assets	Estimated useful life

Buildings and their components	12 to 40 years
Furniture and equipment	3 to 7 years
Receiving, distribution and telecommunication networks	3 to 20 years
Customer equipment	3 to 5 years

Schedule of useful lives of intangible assets using the straight-line method
Assets	Estimated useful life

Software, licences and other intangible assets	3 to 7 years
Customer relationships and other	5 to 8 years

Summary of retroactive adoption of IFRS 15

Consolidated statements of income and comprehensive income

Increase (decrease)	2017	2016

Revenues	$22,487	$52,540
Purchase of goods and services	(12,405)	(13,193)
Deferred income tax expense	9,246	17,419

Net income and comprehensive income attributable to shareholder	$25,646	$48,314

Consolidated balance sheets

Increase (decrease)	December 31, 2017	December 31, 2016

Contract assets	$183,611	$155,790
Other assets	92,528	85,457
Deferred income tax liability	73,176	63,930
Retained earnings	202,963	177,317